Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–161.00%(a)
Alabama–2.16%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,390	$ 5,175,064
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	630	649,863
Series 2016, RB	5.75%	06/01/2045	25	25,578
Birmingham (City of), AL Water Works Board; Series 2011, RB(b)(c)(d)	5.00%	01/01/2021	3,060	3,072,087
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,530	2,274,391
Series 2016 A, RB(d)	5.00%	09/01/2046	2,400	3,567,672
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	820	923,140
				15,687,795
Alaska–0.58%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(d)	5.50%	10/01/2041	4,065	4,186,218
Arizona–4.83%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB	5.00%	02/01/2042	2,050	2,133,025
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,238,587
Arizona (State of) Industrial Development Authority; Series 2020 A, RB(e)	5.00%	12/15/2050	385	419,234
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2036	400	380,844
Series 2019 A, RB	5.00%	01/01/2037	1,000	947,040
Series 2019 B, RB	5.13%	01/01/2054	80	64,837
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(e)	5.00%	07/01/2037	675	694,804
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB(b)(c)(d)	5.00%	07/01/2021	3,450	3,547,256
City of Phoenix Civic Improvement Corp.;
Series 2020, RB(d)	5.00%	07/01/2049	2,850	3,503,648
Series 2020-XM0924, RB(d)	5.00%	07/01/2044	1,890	2,486,881
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,313,696
Series 2017, Ref. RB	5.00%	11/15/2045	835	871,314
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	796,579
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2054	550	610,247
Mesa (City of), AZ; Series 2013, RB(b)(c)(d)	5.00%	07/01/2022	7,600	8,171,596
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.50%	07/01/2034	450	512,433
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,780	2,902,932
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	340	353,685
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	1,125	1,148,839
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	765	1,082,528
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2021	800	823,008
				35,003,013
Arkansas–0.14%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2040	850	1,043,961
California–23.31%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	3,570	2,698,456
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2036	5,770	4,234,834
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(d)	5.00%	04/01/2056	$ 2,280	$ 2,726,105
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	1,390	1,343,880
Series 2009, GO Bonds(g)	0.00%	08/01/2031	2,680	2,331,278
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2039	250	295,425
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	118,327
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,590	292,703
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,115	784,722
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,305	4,580,391
Series 2012, GO Bonds	5.00%	09/01/2036	2,460	2,654,684
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,600	2,739,620
Series 2020-XM0909, GO Bonds(d)	3.00%	11/01/2050	2,225	2,388,404
Series 2020-XX1123, Ctfs.(d)(h)	4.00%	03/01/2046	2,850	3,428,522
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(e)	5.00%	04/01/2049	790	886,048
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,764,530
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	468	522,549
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,185	1,401,191
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2043	885	1,038,406
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(i)	4.00%	07/15/2029	1,590	1,665,159
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	240	252,451
California (State of) Pollution Control Finance Authority;
Series 2012, RB(e)(i)	5.00%	07/01/2027	1,175	1,252,538
Series 2012, RB(e)(i)	5.00%	07/01/2030	1,450	1,539,770
Series 2012, RB(e)(i)	5.00%	07/01/2037	3,195	3,368,968
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	780	848,016
Series 2016 A, RB(e)	5.00%	12/01/2041	1,245	1,379,024
Series 2016 A, RB(e)	5.25%	12/01/2056	950	1,058,918
California Infrastructure & Economic Development Bank;
Series 2003 A, RB(b)(c)(d)	5.00%	01/01/2028	1,700	2,234,293
Series 2003 A, RB(b)(c)(d)	5.00%	01/01/2028	3,300	4,337,157
California State University; Series 2020-XM0923, RB(d)	5.00%	11/01/2048	1,960	2,482,222
City of Long Beach CA Harbor Revenue; Series 2020-XM0865, Ctfs.(d)	7.15%	05/15/2044	1,910	2,381,942
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(f)(g)	0.00%	08/01/2029	695	619,231
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2040	4,685	2,981,440
Series 2009, GO Bonds(g)	0.00%	08/01/2041	4,965	3,055,014
Series 2009, GO Bonds(g)	0.00%	08/01/2042	5,265	3,130,938
Series 2009, GO Bonds(g)	0.00%	08/01/2043	3,460	1,990,607
Series 2009, GO Bonds(g)	0.00%	08/01/2044	4,825	2,680,480
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	1,775	1,516,489
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	1,980	1,645,578
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,250	3,589,885
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,015	1,047,592
Los Angeles (City of), CA Department of Water & Power; Series 2012 A, RB(d)	5.00%	07/01/2043	6,510	6,980,738
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2034	1,985	1,539,288
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(f)(g)	0.00%	08/01/2029	3,955	3,526,871
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	555	886,524
Series 2009 B, RB	6.50%	11/01/2039	2,090	3,462,775
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,900	2,044,723
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,875	2,632,925
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2036	$ 4,025	$ 2,922,190
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2037	1,590	1,119,869
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2027	4,005	3,744,355
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	5,000	4,240,250
Regents of the University of California; Series 2013 AI, RB(d)	5.00%	05/15/2033	4,000	4,429,840
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,085	2,207,515
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds(b)(c)(d)	5.00%	08/01/2021	6,790	7,009,792
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB(i)	5.00%	05/01/2025	1,000	1,019,420
Series 2011 F, Ref. RB(i)	5.00%	05/01/2026	1,995	2,032,985
Series 2011 G, Ref. RB(b)(c)	5.25%	05/03/2021	3,615	3,691,023
Series 2011 G, Ref. RB	5.25%	05/01/2027	1,385	1,412,811
Series 2019 A, Ref. RB(i)	5.00%	05/01/2036	1,110	1,400,709
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(b)(c)(d)	5.00%	11/01/2021	4,320	4,511,290
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(f)(g)	0.00%	09/01/2030	3,300	2,908,389
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	590	649,413
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,295	1,045,734
University of California; Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,220	2,674,145
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	15,570	12,955,330
Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	5,725	4,633,471
				168,970,162
Colorado–4.36%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	509,840
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	1,007,429
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,756,069
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	555	715,284
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(d)	5.50%	01/01/2035	3,900	4,395,417
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	6.00%	01/15/2041	3,200	3,210,816
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	531,600
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(d)(h)	5.00%	08/01/2044	1,185	1,427,818
Denver (City & County of), CO;
Series 2013 B, RB	5.25%	11/15/2032	5,000	5,569,700
Series 2018 A, Ref. RB(d)(i)	5.25%	12/01/2048	4,160	5,075,990
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	725	751,448
Mirabelle Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2049	605	621,232
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	665	692,451
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	516,130
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	2,710	4,290,580
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	500	521,435
				31,593,239
Connecticut–0.61%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB(b)(c)	5.00%	07/01/2021	4,300	4,417,390
District of Columbia–1.28%
District of Columbia; Series 2006 B-1, RB (INS - NATL)(f)	5.00%	02/01/2031	785	786,656
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	534,526
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	$ 5,930	$ 6,189,260
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,764,971
				9,275,413
Florida–11.08%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	475	531,440
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,000,070
Broward (County of), FL;
Series 2012 A, RB(b)(c)	5.00%	10/01/2022	2,145	2,333,438
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	2,500	2,850,825
Series 2015 A, RB(i)	5.00%	10/01/2045	1,010	1,152,016
Series 2017, RB(d)(h)(i)	5.00%	10/01/2047	3,450	4,059,581
Series 2019 B, RB(i)	4.00%	09/01/2044	790	857,782
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(e)	6.00%	07/01/2045	240	241,510
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2046	1,250	1,263,212
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(d)(h)	5.00%	07/01/2049	2,255	2,812,346
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2021	5,110	5,229,523
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(c)	6.00%	04/01/2023	1,250	1,415,337
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,850	3,292,975
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(i)	5.13%	06/01/2027	995	1,017,368
Greater Orlando Aviation Authority; Series 2019 A, RB(i)	4.00%	10/01/2039	2,500	2,902,000
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	1,960	2,359,605
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	615	642,208
Series 2020 A, Ref. RB	5.75%	08/15/2050	270	280,970
Series 2020 A, Ref. RB	5.75%	08/15/2055	555	573,282
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	395	396,260
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(b)(c)	5.00%	11/15/2021	4,630	4,840,063
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	934,536
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(c)(i)	5.00%	10/01/2022	1,000	1,085,350
Series 2012 B, Ref. RB (INS - AGM)(f)	5.00%	10/01/2035	1,750	1,884,680
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,170	1,373,369
Series 2020 B, RB	4.00%	07/01/2049	2,240	2,648,330
Series 2020 B, RB	4.00%	07/01/2050	1,440	1,700,064
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	3,650	4,274,369
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	2,500	2,507,050
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. RB	6.00%	08/01/2030	315	316,232
Orange (County of), FL; Series 2012 B, Ref. RB(b)(c)(d)	5.00%	01/01/2022	7,855	8,263,539
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2047	935	1,096,961
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	430	140,726
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	425	133,552
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	365	110,117
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	475	496,736
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(b)(c)	5.00%	12/01/2024	1,125	1,332,472
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,118,366
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(d)	5.00%	10/01/2031	3,330	3,457,439
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	790	962,884
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	$ 500	$ 561,305
Series 2014 A, RB	5.00%	07/01/2027	500	557,405
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,406,702
Tampa Bay Water; Series 2001 A, Ref. RB (INS - NATL)(f)	6.00%	10/01/2029	2,000	2,875,960
				80,289,955
Georgia–1.16%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	2,955	3,174,025
Brookhaven Development Authority;
Series 2020, RB(d)(h)	4.00%	07/01/2044	2,265	2,646,517
Series 2020, RB(d)(h)	4.00%	07/01/2049	1,575	1,833,174
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	610	731,463
				8,385,179
Hawaii–0.92%
Hawaii (State of);
Series 2015 A, RB(i)	5.00%	07/01/2041	780	894,754
Series 2015 A, RB(i)	5.00%	07/01/2045	1,545	1,762,042
Series 2018 A, RB(i)	5.00%	07/01/2043	1,530	1,842,762
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	2,000	2,195,220
				6,694,778
Idaho–0.41%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	700	692,538
Series 2017 A, Ref. RB	5.25%	11/15/2037	980	960,586
Regents of the University of Idaho; Series 2011, Ref. RB(c)	5.25%	04/01/2021	1,265	1,282,824
				2,935,948
Illinois–16.38%
Chicago (City of), IL;
Series 1993 B, Ref. GO Bonds(b)	5.13%	01/01/2022	1,025	1,044,096
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	657,337
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	410,021
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	329,174
Series 2012 A, GO Bonds	5.00%	01/01/2033	790	802,040
Series 2012, RB	5.00%	01/01/2042	2,030	2,109,393
Series 2014, RB	5.00%	11/01/2044	790	883,544
Series 2014, Ref. RB	5.00%	01/01/2029	1,000	1,038,190
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,311,933
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	2,089,390
Chicago (City of), IL (Midway Airport); Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,125	1,226,914
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	775	874,355
Series 2015 D, RB	5.00%	01/01/2046	540	616,329
Series 2017 D, RB(d)(h)(i)	5.00%	01/01/2042	2,500	2,908,325
Series 2017 D, RB	5.25%	01/01/2042	1,240	1,478,068
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	910	960,769
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2031	625	771,556
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	950	1,002,155
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	536,845
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,605	1,904,252
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	3,380	3,835,861
Chicago Park District; Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2038	1,330	1,479,745
Chicago Transit Authority Sales Tax Receipts Fund; Series 2011, RB(b)(c)(d)(h)	5.25%	12/01/2021	8,970	9,422,895
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds(d)	5.00%	12/15/2032	$ 2,540	$ 2,703,144
Series 2012 B, Ref. GO Bonds(d)	5.00%	12/15/2037	2,540	2,695,880
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(f)	6.00%	11/01/2026	2,000	2,371,680
Series 2013, GO Bonds (INS - AGM)(f)	5.25%	07/01/2029	1,960	2,106,902
Series 2014, GO Bonds	5.00%	05/01/2029	1,000	1,057,860
Series 2014, GO Bonds	5.00%	05/01/2036	750	781,778
Series 2017 C, GO Bonds	5.00%	11/01/2029	250	272,080
Series 2017 D, GO Bonds	5.00%	11/01/2024	295	316,160
Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	5,106,116
Series 2018 A, GO Bonds	6.00%	05/01/2027	725	847,938
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,230,625
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	790	812,254
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	555	583,139
Series 2020, GO Bonds	5.50%	05/01/2039	985	1,111,769
Illinois (State of) Finance Authority (Benedictine University); Series 2013 A, RB	5.38%	10/01/2022	1,180	1,182,466
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,300	1,462,045
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	340	340,197
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	570	616,734
Series 2019 A, Ref. RB	5.00%	11/01/2040	55	58,705
Series 2019 A, Ref. RB	5.00%	11/01/2049	525	553,145
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(e)	4.75%	08/01/2030	795	826,832
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,462,991
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(c)	6.25%	08/15/2023	1,000	1,146,580
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,123,983
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(b)(c)(d)	5.50%	02/15/2021	1,440	1,455,307
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	275	262,166
Series 2017, Ref. RB	5.25%	02/15/2037	190	185,132
Series 2017, Ref. RB	5.25%	02/15/2047	795	735,391
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(d)	5.25%	10/01/2052	3,390	3,670,421
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(f)(g)	0.00%	12/15/2029	2,500	1,996,450
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS - NATL)(f)	5.75%	06/15/2026	8,480	9,037,899
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGM)(f)	5.00%	06/15/2027	3,500	3,949,015
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(d)	5.00%	01/01/2038	10,050	10,860,030
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	1,500	2,199,000
Railsplitter Tobacco Settlement Authority; Series 2010, RB(b)(c)	5.50%	06/01/2021	4,275	4,388,202
Regional Transportation Authority; Series 2000, RB (INS - NATL)(f)	6.50%	07/01/2030	2,150	2,944,898
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(d)	5.00%	01/01/2048	3,960	4,564,415
				118,712,516
Indiana–2.91%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	3,000	3,113,580
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	455	497,233
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(i)	5.00%	07/01/2035	500	538,660
Series 2013 A, RB(i)	5.00%	07/01/2048	525	559,330
Series 2013, RB(i)	5.00%	07/01/2040	3,480	3,730,456
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	5.00%	06/01/2039	2,690	2,786,006
Indiana (State of) Municipal Power Agency; Series 2013 A, RB(b)(c)	5.25%	07/01/2023	1,000	1,128,250
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027	3,000	3,058,470
Series 2013 F, RB(d)	5.00%	02/01/2030	4,500	4,919,625
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	5.88%	01/01/2024	740	791,578
				21,123,188
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.39%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	$ 1,225	$ 1,332,090
Series 2013, RB(e)	5.88%	12/01/2027	1,000	1,031,960
Series 2013, Ref. RB(c)	5.25%	12/01/2037	1,160	1,261,523
Series 2019, Ref. RB	3.13%	12/01/2022	370	377,818
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	845	905,240
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB	5.60%	06/01/2034	265	268,964
Series 2005 C, RB	5.50%	06/01/2042	1,860	1,887,826
Series 2005 C, RB	5.63%	06/01/2046	1,030	1,045,409
Series 2005 E, RB(g)	0.00%	06/01/2046	11,725	1,967,689
				10,078,519
Kansas–0.36%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,593,945
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,003,680
				2,597,625
Kentucky–2.43%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(k)	1.50%	02/01/2025	670	662,951
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,810	1,952,393
Series 2015 A, RB	5.00%	01/01/2045	305	326,753
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	935	1,020,534
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,190	1,453,823
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2012 A, RB(b)(c)	5.00%	07/01/2022	1,860	1,999,890
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(d)(f)(h)	5.00%	09/01/2044	3,640	4,687,920
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,338,670
Warren (County of), KY (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. RB	5.00%	04/01/2035	2,000	2,151,920
				17,594,854
Louisiana–1.57%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1);
Series 2013 A, RB (INS - AGM)(f)	5.25%	06/01/2028	2,000	2,223,640
Series 2013 A, RB (INS - AGM)(f)	5.25%	06/01/2031	2,000	2,219,080
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist) (Green Bonds); Series 2019, RB(e)	3.90%	11/01/2044	930	934,855
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	635	719,353
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2021	1,000	1,044,710
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	610	611,702
Series 2013 A, Ref. RB	5.25%	05/15/2031	770	792,037
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,465	1,548,007
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,235	1,303,506
				11,396,890
Maryland–0.73%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB(e)	4.38%	02/15/2039	1,000	1,027,820
Series 2017 A, RB(e)	4.50%	02/15/2047	500	511,380
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	705	813,105
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,435	1,578,285
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	$ 670	$ 703,285
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	163,161
Series 2017 B, RB	5.00%	11/01/2047	520	513,157
				5,310,193
Massachusetts–3.19%
Massachusetts (Commonwealth of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	3,000	3,823,560
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	1,550	1,750,740
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare); Series 2012, RB(b)(c)	5.00%	07/01/2021	5,620	5,777,561
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(b)(c)	6.75%	01/01/2021	1,225	1,231,530
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2037	1,000	1,251,410
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(i)	4.00%	07/01/2044	1,000	1,105,710
Massachusetts (Commonwealth of) School Building Authority; Series 2011 B, RB(b)(c)(d)	5.00%	10/15/2021	5,325	5,548,331
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,385	2,657,176
				23,146,018
Michigan–3.39%
Academy of Warren; Series 2020 A, Ref. RB(e)	5.00%	05/01/2035	290	297,340
Detroit Downtown Development Authority; Series 2018 A, RB (INS - AGM)(d)(f)(h)	5.00%	07/01/2038	1,500	1,681,890
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,185	1,198,059
Lansing (City of), MI Board of Water & Light; Series 2011 A, RB(b)(c)	5.00%	07/01/2021	3,400	3,495,846
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(d)	5.00%	04/15/2041	2,655	3,219,984
Michigan (State of) Finance Authority; Series 2014 C-1, RB(b)(c)	5.00%	07/01/2022	1,130	1,214,987
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,710	1,962,806
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	565	644,546
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	565	649,716
Series 2015, Ref. RB	5.00%	07/01/2035	1,165	1,361,070
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	160	168,147
Series 2020, Ref. RB	5.00%	06/01/2045	465	479,183
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	2,070	2,398,012
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(d)	5.00%	12/01/2046	3,575	4,264,796
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(e)	5.00%	07/01/2026	700	706,391
Western Michigan University;
Series 2013, Ref. RB	5.25%	11/15/2030	400	453,932
Series 2013, Ref. RB	5.25%	11/15/2031	350	397,191
				24,593,896
Minnesota–0.06%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	444,852
Mississippi–0.14%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 K, VRD RB(l)	0.06%	11/01/2035	1,000	1,000,000
Missouri–1.06%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	2,045,490
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	945	1,146,474
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	491,263
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	378,748
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,375	1,473,574
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	$ 1,975	$ 2,156,423
				7,691,972
Nebraska–1.35%
Central Plains Energy Project (No. 3);
Series 2012, RB(m)	5.00%	09/01/2032	5,500	5,907,935
Series 2017 A, Ref. RB	5.00%	09/01/2042	870	1,270,800
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB(b)(c)	5.00%	11/01/2021	2,500	2,605,275
				9,784,010
Nevada–0.30%
Clark (County of), NV; Series 2013 A, Ref. RB(i)	5.00%	07/01/2028	2,000	2,156,040
New Hampshire–0.35%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,700	2,566,966
New Jersey–5.39%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	2,485	3,131,423
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2030	595	719,528
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(d)(f)(h)	5.50%	09/01/2022	3,555	3,841,675
Series 2005, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2024	2,000	2,310,420
Series 2013, RB(i)	5.00%	07/01/2023	1,750	1,929,077
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	635	665,601
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.50%	01/01/2026	1,000	1,129,590
Series 2013, RB(i)	5.38%	01/01/2043	1,000	1,100,960
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(f)(g)	0.00%	12/15/2026	8,435	7,698,287
Series 2008 A, RB (INS - BAM)(f)(g)	0.00%	12/15/2037	1,920	1,266,298
Series 2011 A, RB(b)(c)	5.50%	06/15/2021	800	822,840
Series 2011 B, RB	5.50%	06/15/2031	1,005	1,029,381
Series 2014, RB	5.00%	06/15/2030	875	1,061,874
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	1,041,594
Series 2018 A, Ref. RN(d)(h)	5.00%	06/15/2029	1,505	1,748,750
Series 2018 A, Ref. RN(d)(h)	5.00%	06/15/2030	515	595,968
Series 2018 A, Ref. RN	5.00%	06/15/2031	960	1,107,331
Subseries 2016 A-1, RN	5.00%	06/15/2028	935	1,093,165
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(i)	5.00%	12/01/2023	2,895	3,035,263
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,370	2,817,337
Series 2018 A, Ref. RB	5.25%	06/01/2046	790	953,435
				39,099,797
New Mexico–0.12%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	800	845,712
New York–18.53%
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,462,066
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(d)(f)	4.00%	02/15/2047	3,135	3,489,412
Metropolitan Transportation Authority;
Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,571,310
Series 2013 B, RB	5.00%	11/15/2038	1,680	1,763,328
Series 2016 A, Ref. RB	5.25%	11/15/2032	595	717,171
Series 2019 A, RB (INS - AGM)(d)(f)	4.00%	11/15/2046	2,550	2,838,023
Series 2020 A-2, RB	4.00%	02/01/2022	1,110	1,127,671
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, RB	5.00%	11/15/2023	$ 570	$ 610,088
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	579,711
Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,491,094
Series 2020 D-3, RB	4.00%	11/15/2050	1,110	1,175,446
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB(d)	4.00%	07/01/2050	4,415	5,145,153
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(d)(h)(i)	5.00%	09/15/2028	3,105	3,942,108
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	5.50%	12/01/2031	630	634,089
New York (City of), NY; Series 2020-XM0925, GO Bonds(d)	5.00%	08/01/2043	2,205	2,798,189
New York (City of), NY Municipal Water Finance Authority; Series 2013 DD, RB	5.00%	06/15/2035	2,900	3,225,873
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,535	1,683,388
Subseries 2011 D-1, RB(d)	5.00%	11/01/2033	1,725	1,797,140
Subseries 2012 E-1, RB(d)	5.00%	02/01/2037	7,155	7,520,263
New York (City of), NY Water & Sewer System;
Series 2012 FF, RB(d)	5.00%	06/15/2045	1,000	1,068,210
Series 2020 GG-1, RB(d)	5.00%	06/15/2048	4,155	5,390,780
New York (County of), NY Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,325,501
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	3,641,650
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2029	1,805	2,452,273
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB(d)	5.00%	03/15/2030	5,805	5,879,885
Series 2013 A, RB(b)(c)	5.00%	02/15/2023	2,050	2,266,644
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(f)	5.75%	07/01/2027	1,000	1,192,250
New York (State of) Thruway Authority; Series 2011 A-1, RB(d)	5.00%	04/01/2029	4,860	4,930,130
New York City (City of), NY Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2038	1,910	2,305,007
Series 2020-XF2864, Ctfs.(d)	4.00%	11/01/2045	3,165	3,679,186
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	6,025	6,245,394
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. RB(d)	5.00%	09/15/2040	5,100	5,356,428
Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,770	1,859,810
New York Power Authority; Series 2020-XF0956, Ctfs.(d)	4.00%	11/15/2050	3,500	4,135,460
New York State Dormitory Authority; Series 2020-XL0149(d)	4.00%	03/15/2046	5,000	5,871,550
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(d)	4.00%	01/01/2050	5,110	5,796,886
Series 2020-XX1127, Ctfs. (INS - AGM)(d)(f)(h)	4.00%	01/01/2050	2,490	2,875,352
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(i)	5.00%	08/01/2021	1,970	1,990,429
Series 2020, Ref. RB(i)	5.25%	08/01/2031	625	682,363
Series 2020, Ref. RB(i)	5.38%	08/01/2036	900	987,732
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,545	1,558,874
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,270	1,276,414
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	225	260,123
Series 2018, RB(i)	5.00%	01/01/2033	1,980	2,267,793
Series 2018, RB(i)	5.00%	01/01/2034	955	1,090,419
Series 2018, RB(i)	4.00%	01/01/2036	1,425	1,534,098
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(i)	5.00%	10/01/2040	1,905	2,218,392
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	2,985	3,258,217
Series 2016 A, RB(i)	5.25%	01/01/2050	1,620	1,779,376
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,514,430
Triborough Bridge & Tunnel Authority; Series 1992 Y, RB(b)	6.13%	01/01/2021	295	296,437
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	$ 2,615	$ 2,754,902
				134,313,918
North Carolina–5.10%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB(d)	5.00%	07/01/2047	4,000	4,797,680
Series 2019, RB	4.00%	07/01/2044	640	739,021
Charlotte (City of), NY (Charlotte Douglas International Airport); Series 2017 A, RB(d)	5.00%	07/01/2042	1,775	2,145,496
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(l)	0.01%	01/15/2037	6,700	6,700,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(i)	5.00%	12/31/2037	750	812,370
Series 2015, RB(i)	5.00%	06/30/2054	1,115	1,188,077
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB(b)(c)(d)	5.00%	06/01/2022	5,110	5,478,124
North Carolina (State of) Turnpike Authority;
Series 2011, RB(d)	5.00%	07/01/2036	1,755	1,803,947
Series 2011, RB(d)	5.00%	07/01/2041	2,430	2,497,773
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	8,820	10,797,003
				36,959,491
North Dakota–0.59%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,040	2,275,906
Series 2017 C, RB	5.00%	06/01/2048	1,815	2,009,513
				4,285,419
Ohio–7.04%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	911,144
Allen (County of), OH (Catholic Healthcare Partners); Series 2012 A, Ref. RB(b)(c)	5.00%	05/01/2022	1,450	1,547,571
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	1,000	1,122,160
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	490	570,066
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	445	529,701
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,015	3,408,849
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	9,930	11,167,477
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	8,155	1,215,258
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,077,150
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	795	828,477
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	2,500	2,928,775
Series 2017, Ref. RB	5.50%	02/15/2052	1,555	1,833,578
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	2,000	2,030,880
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB(b)(c)(d)	5.00%	11/15/2021	3,390	3,545,465
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	970	1,080,260
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(b)(c)	5.50%	06/01/2022	3,000	3,236,160
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,370	1,466,174
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(b)(c)	6.25%	06/01/2021	2,470	2,543,976
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,585	1,828,599
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(e)	6.00%	04/01/2038	1,425	642,219
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(f)(i)	5.00%	12/31/2039	735	837,841
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(e)(i)	4.25%	01/15/2038	555	609,235
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2008 B4, Ref. VRD RB(l)	0.02%	01/01/2043	1,300	1,300,000
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.00%	02/15/2028	2,500	2,729,075
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,585	2,078,617
				51,068,707
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.87%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	$ 4,755	$ 5,619,316
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $1,666,547)(n)	5.00%	08/01/2052	1,785	696,150
				6,315,466
Oregon–0.62%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	475	506,402
University of Oregon; Series 2020, RB(d)(h)	5.00%	04/01/2050	3,140	4,001,899
				4,508,301
Pennsylvania–2.16%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	790	874,119
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,186,980
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(c)(o)	4.38%	07/01/2022	850	856,375
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2012 A, RB(b)	5.00%	12/01/2020	1,370	1,370,000
Series 2018 B, RB	5.25%	12/01/2048	1,105	1,347,404
Subseries 2010 B-2, RB(b)(c)	5.75%	12/01/2020	1,505	1,505,000
Subseries 2010 B-2, RB(b)(c)	6.00%	12/01/2020	1,750	1,750,000
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,010	1,224,625
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	3,595	4,214,382
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(e)	5.00%	06/15/2040	145	165,945
Series 2020, Ref. RB(e)	5.00%	06/15/2050	270	304,752
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	775	882,632
				15,682,214
Puerto Rico–4.05%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,255	3,340,183
Series 2002, RB	5.63%	05/15/2043	1,740	1,749,222
Series 2005 A, RB(g)	0.00%	05/15/2050	5,450	828,782
Series 2005 B, RB(g)	0.00%	05/15/2055	2,390	205,564
Series 2008 A, RB(g)	0.00%	05/15/2057	14,090	905,564
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2027	380	390,837
Series 2012 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	07/01/2035	440	461,736
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2044	1,420	1,441,300
Series 2012 A, RB	5.00%	07/01/2033	170	176,375
Series 2012 A, RB	5.13%	07/01/2037	1,510	1,568,512
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(f)	4.75%	07/01/2033	575	579,129
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,270	1,348,740
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	690	733,622
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	610	648,552
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(f)	4.75%	07/01/2038	630	634,303
Series 2004 J, RB (INS - NATL)(f)	5.00%	07/01/2029	370	374,803
Series 2007 N, Ref. RB (INS - AGM)(f)	5.50%	07/01/2029	600	712,662
Series 2007 N, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	725	769,950
Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	1,135	1,342,716
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2024	1,910	1,964,473
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	$ 1,355	$ 1,129,122
Series 2018 A-1, RB(g)	0.00%	07/01/2031	330	252,354
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,000	1,411,840
Series 2018 A-1, RB(g)	0.00%	07/01/2051	4,000	867,880
Series 2018 A-1, RB	4.75%	07/01/2053	1,285	1,396,063
Series 2018 A-1, RB	5.00%	07/01/2058	2,955	3,259,276
Series 2019 A-2, RB	4.33%	07/01/2040	775	828,444
				29,322,004
South Carolina–1.67%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	1,400	1,584,926
South Carolina (State of) Ports Authority; Series 2015, RB(b)(c)(i)	5.25%	07/01/2025	4,235	5,166,319
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,120	1,284,864
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2013 E, RB	5.50%	12/01/2053	3,595	4,041,535
				12,077,644
South Dakota–0.21%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,523,388
Tennessee–1.35%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,785	2,164,009
Memphis (City of), TN;
Series 2020, RB	4.00%	12/01/2045	1,605	1,954,055
Series 2020, RB	4.00%	12/01/2050	1,605	1,932,629
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(i)	5.00%	07/01/2049	615	752,957
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	1,280	1,440,115
Series 2006 A, RB	5.25%	09/01/2026	1,275	1,568,378
				9,812,143
Texas–16.27%
Alamo Community College District; Series 2012, Ref. GO Bonds(d)	5.00%	08/15/2034	5,105	5,498,800
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	675	844,594
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,829,229
Dallas-Fort Worth (Cities of), TX International Airport; Series 2014 A, Ref. RB(i)	5.25%	11/01/2026	2,000	2,248,260
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(f)	5.25%	08/15/2031	5,395	7,754,341
Houston (City of), TX; Series 2011 D, RB(b)(c)(d)	5.00%	11/15/2021	6,705	7,012,491
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	500	549,505
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	875	904,811
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2025	4,650	4,410,990
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(e)	5.50%	08/15/2045	1,205	1,293,146
Lower Colorado River Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	5	5,338
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,125	2,259,895
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,250	2,292,930
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	2,935	3,117,146
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	214,582
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,331,187
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	613,343
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	1,376,343
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	1,900	2,049,093
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(b)(c)	5.00%	04/01/2024	$ 1,000	$ 1,131,400
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	1,000	1,049,800
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,380	2,405,323
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2028	18,900	17,231,319
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2031	3,740	3,149,491
SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2021	1,500	1,550,865
San Antonio (City of), TX; Series 2013, RB(b)(c)	5.00%	02/01/2023	2,495	2,750,014
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(d)	5.00%	02/15/2047	3,260	3,848,202
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,735	1,850,117
Series 2016, Ref. RB	5.00%	05/15/2045	1,510	1,600,540
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB	6.38%	02/15/2048	1,765	1,423,173
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	85,246
Series 2020, Ref. RB	6.75%	11/15/2051	80	84,875
Series 2020, Ref. RB	6.88%	11/15/2055	80	85,309
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,900	4,635,501
Temple (City of), TX; Series 2018 A, RB(e)	5.00%	08/01/2028	690	778,734
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,555	1,873,635
Series 2019, RB(g)	0.00%	08/01/2041	2,000	860,760
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	3,170	1,713,829
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	970	500,452
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,675	4,142,901
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,975	4,664,504
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	4,095	4,404,459
Series 2012, RB	5.00%	12/15/2029	2,000	2,145,920
Series 2012, RB	5.00%	12/15/2031	1,200	1,283,208
Series 2012, RB	5.00%	12/15/2032	1,195	1,275,232
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,050	1,153,761
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,300	1,493,583
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(i)	5.00%	06/30/2058	2,240	2,650,906
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	515	520,387
				117,949,470
Utah–0.89%
Salt Lake (City of), UT;
Series 2017 A, RB(d)(i)	5.00%	07/01/2047	2,490	2,957,622
Series 2018 A, RB(i)	5.00%	07/01/2048	1,230	1,471,904
Series 2018 A, RB(i)	5.25%	07/01/2048	1,635	1,991,365
				6,420,891
Virgin Islands–0.23%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	540	540,081
Series 2010 A, RB	5.00%	10/01/2029	1,105	1,105,055
				1,645,136
Virginia–1.86%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,190	1,914,758
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	300	282,654
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(i)	6.00%	01/01/2037	$ 805	$ 858,355
Series 2012, RB(i)	5.50%	01/01/2042	2,930	3,067,095
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(i)	5.00%	07/01/2034	3,780	3,929,499
Series 2012, RB(i)	5.00%	01/01/2040	1,905	1,974,914
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	405	463,413
Series 2017, RB(i)	5.00%	12/31/2052	855	976,649
				13,467,337
Washington–3.23%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB(i)	5.50%	07/01/2025	925	950,891
Kalispel Tribe of Indians; Series 2018 B, RB(e)	5.25%	01/01/2038	1,000	1,125,560
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	2,865	3,405,396
Washington (State of); Series 2019 A, GO Bonds(d)	5.00%	08/01/2042	1,770	2,242,732
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,105	1,264,142
Series 2018, RB(d)(h)	5.00%	07/01/2048	3,955	4,504,389
Series 2018, RB	5.00%	07/01/2048	790	885,487
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(d)(h)	5.00%	08/01/2044	3,440	4,144,890
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(b)(c)(d)	5.00%	02/01/2021	3,000	3,023,310
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	415	430,098
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	340	351,516
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,080	1,082,495
				23,410,906
West Virginia–0.25%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	795	850,737
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. RB	5.38%	12/01/2038	990	993,970
				1,844,707
Wisconsin–3.79%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)	6.75%	08/01/2031	865	713,573
Series 2017, RB(e)	6.75%	12/01/2042	2,015	1,759,961
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(d)	5.00%	03/01/2046	3,375	3,861,203
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	620	665,781
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2055	6,025	1,654,887
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	23,275	5,069,295
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB	4.00%	11/15/2043	2,250	2,607,593
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,646,440
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	1,100	1,134,463
Series 2014, RB	5.13%	05/01/2029	1,000	1,017,000
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(e)	6.13%	02/01/2050	400	411,704
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	615	496,760
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,798,610
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,777,785
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	867,591
				27,482,646
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.33%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(d)(f)	5.00%	01/01/2047	$ 2,020	$ 2,394,872
TOTAL INVESTMENTS IN SECURITIES(p)–161.00% (Cost $1,056,966,240)					1,167,110,759
FLOATING RATE NOTE OBLIGATIONS–(28.61)%
Notes with interest and fee rates ranging from 0.52% to 1.18% at 11/30/2020 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(q)					(207,430,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.27)%					(233,893,914)
OTHER ASSETS LESS LIABILITIES–(0.12)%					(883,503)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$724,903,342
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $41,779,686, which represented 5.76% of the Trust’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $35,472,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(m)	Security subject to crossover refunding.
(n)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2020 represented less than 1% of the Trust’s Net Assets.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.16%

(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Trust’s investments with a value of $325,551,262 are held by TOB Trusts and serve as collateral for the $207,430,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Quality Municipal Income Trust